Summary of Significant Accounting Policies (Details) - shares	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Convertible Note [Member]
Total possible dilutive shares		672,798
Options [Member]
Total possible dilutive shares	332,600	425,600
Total Possible Dilutive Shares [Member]
Total possible dilutive shares	332,600	1,337,799
Warrant [Member]
Total possible dilutive shares		239,401